Total Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pre-tax amount
Foreign currency translation losses	$ (1,333.2)	$ (983.1)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(307.7)	(169.0)
Items that may be subsequently reclassified to net earnings	(1,640.9)	(1,152.1)
Net gains (losses) on defined benefit plans	57.8	(1.9)
Share of net gains (losses) on defined benefit plans of associates	(8.2)	(9.1)
Other	178.2	153.1
Items that will not be subsequently reclassified to net earnings	227.8	142.1
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(1,413.1)	(1,010.0)
Income tax (expense) recovery
Foreign currency translation losses	42.8	42.2
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	28.2	11.7
Items that may be subsequently reclassified to net earnings	71.0	53.9
Net losses on defined benefit plans	(8.2)	9.9
Share of net losses on defined benefit plans of associates	0.1	(0.1)
Other	(33.8)	(15.9)
Items that will not be subsequently reclassified to net earnings	(41.9)	(6.1)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	29.1	47.8
After-tax amount
Foreign currency translation losses	(1,290.4)	(940.9)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(279.5)	(157.3)
Items that may be subsequently reclassified to net earnings	(1,569.9)	(1,098.2)
Net losses on defined benefit plans	49.6	8.0
Share of net losses on defined benefit plans of associates	(8.1)	(9.2)
Other	144.4	137.2
Items that will not be subsequently reclassified to net earnings	185.9	136.0
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	$ (1,384.0)	$ (962.2)